OTHER RECEIVABLES, NET - Additional Information (Details)	12 Months Ended
	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 CNY (¥)	Jun. 30, 2020 CNY (¥)
OTHER RECEIVABLES, NET
Provision for credit losses of other receivables				¥ 67,312
Net recovery of provision made for doubtful accounts of other receivables	¥ 294,644	$ 43,992	¥ 187,161